NATIONS FUNDS TRUST
Registration Nos. 333-89661; 811-09645
CERTIFICATE PURSUANT TO
17 C.F.R. 230.497(j)
     The undersigned hereby certifies on behalf of Nations Funds Trust (the “Trust”) that the forms of Prospectuses for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses contained in Post-Effective Amendment No. 39, the most recent amendment to the Trust’s Registration Statement on Form N-1A, the text of which was filed electronically on July 29, 2005.
     IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 5th day of August, 2005.

NATIONS FUNDS TRUST

/s/ R. Scott Henderson

R. Scott Henderson Secretary